Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions	Note 26: Provisions
Critical accounting judgements and key sources of estimation uncertainty

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates
Determining the amount of the provisions, which represent management’s best estimate of the cost of settling these issues, requires the exercise of significant judgement and estimation. It will often be necessary to form a view on matters which are inherently uncertain, such as the scope of reviews required by regulators, and to estimate the number of future complaints, the extent to which they will be upheld, the average cost of redress and the impact of decisions reached by legal and other review processes that may be relevant to claims received.
Consequently, the continued appropriateness of the underlying assumptions is reviewed on a regular basis against actual experience and other relevant evidence and adjustments made to the provisions where appropriate.

	Provisions for financial commitments and guarantees £m	Regulatory and legal provisions £m	Other £m	Total £m
At 1 January 2025	265	1,516	417	2,198
Exchange and other adjustments	1	–	–	1
Provisions applied	–	(276)	(472)	(748)
(Release) charge for the year	(71)	953	439	1,321
At 31 December 2025	195	2,193	384	2,772
Provisions for financial commitments and guarantees
Provisions are recognised for expected credit losses on undrawn loan commitments and financial guarantees.
Regulatory and legal provisions
In the course of its business, the Group is engaged on a regular basis in discussions with UK and overseas regulators and other governmental authorities on a range of matters, including legal and regulatory reviews and, from time to time, enforcement investigations (including in relation to compliance with applicable laws and regulations, such as those relating to prudential regulation, consumer protection, investment advice, employment, business conduct, systems and controls, environmental, sustainability, competition/anti-trust, tax, anti-bribery, anti-
money laundering and sanctions). Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and/or regulatory authorities, increased costs being incurred by the
Group, remediation of systems and controls, public or private censure, restriction of the Group’s business activities and/or fines. The Group also receives complaints and pre-action correspondence in connection with its past conduct and claims brought or threatened by or on behalf of current and former employees, customers (including their appointed representatives), investors and other third parties and is subject to legal proceedings and other legal actions from time to time. Any of these matters, events or circumstances could have a material adverse effect on the Group’s financial position, operations or cash flows. Provisions are held where the Group can reliably estimate a probable outflow of economic resources. The ultimate liability of the Group may be significantly more, or less, than the amount of any provision recognised. If the
Group is unable to determine a reliable estimate, a contingent liability is disclosed. The recognition of a provision does not amount to an admission of liability or wrongdoing on the part of the Group. During the full year to 31 December 2025 the Group charged a further £953 million in respect of legal actions and other regulatory matters and the unutilised balance at 31 December 2025 was £2,193 million
(31 December 2024: £1,516 million). The most significant items are outlined below.
Note 26: Provisions continued
Motor commission review
The Group recognised a further £800 million provision in the third quarter of 2025 following the FCA’s announcement in October 2025 that it intends to implement a motor finance commission redress scheme. As at 31 December 2025, the total provision recognised is £1,950 million.
The Supreme Court judgment in Johnson v FirstRand Bank Limited in August 2025 found that there was an unfair relationship under s.140A of the Consumer Credit Act (CCA). Following the Supreme Court judgment, the FCA published Consultation Paper CP25/27 in October 2025 setting out detailed proposals for a scheme (including their proposed basis) to redress unfair customer relationships.
The increased provision reflects the increased likelihood of a higher number of scheme cases (i.e. discretionary commission arrangements, commercial tie or high commission arrangements) being eligible for redress, including those dating back to 2007 and also the likelihood of a higher level of redress than anticipated in the previous scenario-based provision; the FCA's proposed redress calculation approach is less closely linked to customer loss than previously anticipated. The Group has made representations to the FCA on a number of aspects of the proposed scheme.
On 3 December 2025, the FCA announced that the pause on motor finance complaints handling would be lifted on 31 May 2026 for complaints made in relation to the subject matter of the scheme, and that this timeline may be superseded in due course by the operational timetable to be set out in the final scheme rules. The FCA also lifted the pause on handling motor finance complaints in respect of leasing products on 5
December 2025. The Group continues to receive new complaints as well as claims in the County Courts in respect of motor finance commissions. A large number of those claims have been stayed, as has a claim in the Competition Appeal Tribunal. In April 2026, the Court of
Appeal is expected to consider whether, in the context of motor finance claims, it is possible for multiple unfair relationship claims to be dealt with via one omnibus claim form.
In establishing the provision estimate, the Group has considered the potential impact of the FCA’s proposed redress scheme, as well as a number of possible modifications to the scheme which might arise as a result of the consultation. The Group will continue to assess developments and potential impacts following the announcement by the FCA of the final scheme rules, which are expected by the end of
March 2026. The ultimate financial impact will be determined by a number of factors still to be resolved, in particular the final scheme rules, customer response rates, scheme operating costs, any further interventions and any broader implications of legal proceedings and complaints.
Given the significant level of uncertainty in terms of the final outcome, the ultimate financial impact could materially differ from the amount provided. The total £1,950 million provision represents the Group’s current best estimate of the potential impact of the motor finance issue.
HBOS Reading – review
The Group continues to apply the recommendations from Sir Ross Cranston’s review, issued in December 2019, including a reassessment of direct and consequential losses by an independent panel (the Foskett Panel), an extension of debt relief and a wider definition of de facto directors. The Foskett Panel’s full scope and methodology was published on 7 July 2020. The Foskett Panel’s stated objective is to consider cases via a non-legalistic and fair process and to make its decisions in a generous, fair and common sense manner, assessing claims against an expanded definition of the fraud and on a lower evidential basis.
In June 2022, the Foskett Panel announced an alternative option, in the form of a fixed sum award which could be accepted as an alternative to participation in the full re-review process, to support earlier resolution of claims for those deemed by the Foskett Panel to be victims of the fraud.
All of the population have now had an initial decision, with a small number of the populations’ challenges to the Panel’s initial decision ongoing through the published process, with operational costs, redress and tax costs associated with the re-reviews recognised within the amount provided.
Notwithstanding the settled claims and the increase in outcomes which builds confidence in the full estimated cost, uncertainties remain and the final outcome could be different. There is no confirmed timeline for the completion of the re-review process nor the separate review by
Dame Linda Dobbs. The Group remains committed to implementing the recommendations in full.
Payment protection insurance (PPI)
The Group continues to challenge PPI litigation cases, with mainly operational costs and legal fees associated with litigation activity recognised within regulatory and legal provisions.
Other
The Group carries provisions of £98 million (31 December 2024: £153 million) in respect of dilapidations, rent reviews and other property-
related matters.
Provisions are also made for staff and other costs related to Group restructuring initiatives at the point at which the Group becomes committed to the expenditure; at 31 December 2025 provisions of £163 million (31 December 2024: £130 million) were held.
The Group carries provisions of £41 million (31 December 2024: £35 million) for indemnities and other matters relating to legacy business disposals in prior years. Whilst there remains significant uncertainty as to the timing of the utilisation of the provisions, the Group expects the majority of the remaining provisions to have been utilised by 31 December 2026.